BASIS OF CONSOLIDATION AND INVESTMENTS (Details 10)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	27 years	27 years